AMOUNT DUE TO DIRECTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
AMOUNT DUE TO DIRECTOR

NOTE 5 – AMOUNT DUE TO DIRECTOR

Mr. Xiong Luo, the former CEO and officer of the Company, has advanced working capital to pay expenses of the Company. The advances are due on demand and non-interest bearing. The outstanding amount due to director was $82,914 and $30,414 as of September 30, 2021 and December 31, 2020, respectively.

Pursuant to Settlement Agreement dated June 10, 2020, the Company agreed to pay $15,000 to Custodian Ventures, LLC to dismiss its custodianship of the Company. The amount was paid by Mr. Xiong Luo on June 18, 2020.

NOTE 5 – AMOUNT DUE TO DIRECTOR

Mr. Xiong Luo, the former officer and CEO of the Company, has advanced working capital to pay expenses of the Company. The advances are due on demand and non-interest bearing. The outstanding amount due to director was $30,414 and $3,140 as of December 31, 2020 and 2019, respectively.

Pursuant to Settlement Agreement dated June 10, 2020, the Company agreed to pay $15,000 to Custodian Ventures, LLC to dismiss its custodianship of the Company. The amount was paid by Mr. Xiong Luo on June 18, 2020.